Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)

Clients 1-5	539,907	525,806	1,595,007	1,242,446
Clients 6-10	270,073	283,003	831,660	472,788
Clients 11-25	405,171	398,816	1,100,118	704,312
Other	727,276	658,727	2,252,599	1,176,159

Total	$1,942,427	$1,866,352	$5,779,384	$3,595,705

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.